Related Parties (Details) - USD ($)	May 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) [Line Items]
Exchange of shares description	Under the SEA, Geney exchanged 1,000,000 ordinary shares for 1,000,000 Preference Shares.
Preference share vote, description	Each Preference Share provides for: (i) an eight (8%) percent annual dividend when and if declared by the Board; (ii) a liquidation preference of $10 per share (an aggregate of $10 million) senior to ordinary shares; (iii) converts on a one-for-one basis, subject to a 4.99% blocker; and (iv) fifty (50) votes per Preference Share in order for management to carry out its intended business plan.
Divident percentage	8.00%
Due to related parties			$ 336,722
Preferred Stock [Member]
Related Parties (Details) [Line Items]
Liquidation preference per share (in Dollars per share)	$ 10
Aggregate value	$ 10,000,000
Chief Financial Officer [Member]
Related Parties (Details) [Line Items]
Due to related parties			7,000
Geney Development Limited [Member]
Related Parties (Details) [Line Items]
Owned percentage	70.00%
Mr. Erke Huang [Member]
Related Parties (Details) [Line Items]
Owned percentage	30.00%
Due to related parties			$ 329,722
Borrowed funds		$ 329,722
USDC [Member]
Related Parties (Details) [Line Items]
Due to related parties		$ 7,000